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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09079

Morgan Keegan Select Fund, Inc.

(Exact name of registrant as specified in charter)

Morgan Keegan Tower, Fifty North Front Street, Memphis, TN	38103

(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 901-524-4100

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Regions Morgan Keegan Select LEADER Short Term Bond Fund
Schedule of Portfolio Investments
May 31, 2005
(Unaudited)

	Principal Amount	Value
Asset Backed Securities — 8.0%

Diversified Asset Securitization Holdings II, LP, Series 1A, Class A1, 7.873%, 9/15/2035	$1,884,177	$1,943,812

First Consumers Master Trust, Series 2001-A, Class A, 3.40%, 9/15/2008*	528,438	525,109

Master Asset Backed Securities Trust, Series 2004-HE1, Class M11, 6.59%, 9/25/2034(c)*	1,000,000	950,000

Small Business Administration Participation Certificates, Series 2003-20E, Class 1, 4.64%, 5/1/2023	1,316,318	1,324,056

Small Business Administration, Series 2001-P10B, Class 1, 6.344%, 8/1/2011	312,368	328,610

Static Repackaging Trust Ltd., Series 2005-1A, Class D, 6.59%, 3/27/2040(c)*	500,000	500,000

Total Asset Backed Securities (Cost $5,547,453)		5,571,587

Commercial Mortgage Backed Securities — 26.1%

ACLC Business Loan Receivables Trust, Series 1999-1, Class A2, 6.94%, 8/15/2020(b)	843,391	839,165

Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/2020(b)	2,170,032	2,181,037

Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/2012(b)	1,880,582	1,925,206

Bank of America Corp., Series 2001-3, Class A1, 4.89%, 4/11/2037	1,224,234	1,245,117

Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A1, 6.08%, 2/15/2035	2,237,287	2,312,566

Chase Commercial Mortgage Securities Corp., Series 1997-1, Class E, 7.37%, 6/19/2029	500,000	529,119

Commercial Mortgage Pass-Through Certificates, Series 2001-J1A, Class A1, 6.144%, 2/14/2034(b)	29,255	29,236

Heller Financial Commercial Mortgage Assets Corp., Series 1999-PH1, Class A1, 6.50%, 5/15/2031	1,095,457	1,121,967

Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2002-LLFA, Class L, 4.49%, 6/14/2017(b)*	700,000	689,970

Merrill Lynch Mortgage Investors, Inc., Series 2005-A2, Class A8, 4.506%, 2/25/2035(c)*	1,033,000	1,010,726

Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1, 6.148%, 2/3/2011(b)	670,133	698,927

Morgan Stanley Dean Witter Capital I, Series 2003-IQ6, Class A1, 2.80%, 12/15/2041	1,685,524	1,653,260

Mortgage Capital Funding, Inc., Series 1998-MC2, Class A2, 6.423%, 6/18/2030	1,615,867	1,700,605

See accompanying notes to the schedules of portfolio investments.

	Principal Amount	Value
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/2021(b)	1,363,747	1,356,034

Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A1, 3.222%, 3/18/2036	977,579	968,341

Total Commercial Mortgage Backed Securities (Cost $18,569,196)		18,261,276

Residential Mortgage Backed Securities — 22.2%

Argent Net Interest Margin Trust, Series 2004-WN10, Class A, 4.212%, 11/25/2034(b)	574,641	573,767

Bank of America Mortgage Securities, Series 2004-B, Class 2A2, 4.133%, 3/25/2034*	2,160,673	2,130,783

Countrywide Alternative Loan Trust, Series 2004-15, Class 1A2, 4.987%, 9/25/2034*	683,219	689,627

Countrywide Alternative Loan Trust, Series 2004-15, Class 2A2, 5.268%, 9/25/2034*	769,942	774,588

Empire Funding Home Loan Owner Trust, Series 1999-1, Class M2, 9.00%, 5/25/2030	206,116	210,833

Fannie Mae, Series 2003-129, Class MB, 4.00%, 12/25/2016	1,500,000	1,487,347

First Franklin Net Interest Margin Trust, 8.353%, 8/25/2034(b)(c)	800,000	808,000

GSR Mortgage Loan Trust, Series 2004-10F, Class 1A1, 4.50%, 8/25/2019	894,543	896,914

Harborview Mortgage Loan Trust, Series 2004-4, Class 3A, 2.975%, 6/19/2034*	1,510,516	1,477,225

Harborview Mortgage Loan Trust, Series 2004-6, Class 5A, 4.774%, 8/19/2034*	2,195,056	2,196,993

Long Beach Mortgage Loan Trust, Series 2001-1, Class M2, 4.09%, 4/21/2031*	865,627	793,191

Long Beach Mortgage Loan Trust, Series 2001-2, Class M2, 4.04%, 7/25/2031*	681,530	651,403

Long Beach Mortgage Loan Trust, Series 2001-4, Class M2, 4.74%, 3/25/2032*	680,743	655,552

NovaStar Net Interest Margin Trust, Series 2004-N2, Class Note, 4.458%, 6/26/2034(b)	313,906	312,210

Oakwood Mortgage Investors, Inc., Series 2001-B, Class A2, 3.465%, 3/15/2018(b)*	803,199	712,544

Sharps SP I LLC Net Interest Margin Trust, Series 2004-4N, Class Note, 6.65%, 6/25/2034(b)(c)	179,544	179,544

Washington Mutual, Series 2003-AR10, Class A4, 4.075%, 10/25/2033	1,000,000	995,513

Total Residential Mortgage Backed Securities (Cost $15,722,222)		15,546,034

Corporate Bonds — 40.8%

Agricultural Operations — 1.5%

Cargill, Inc., 6.15%, 2/25/2008(b)	1,000,000	1,052,976

Airlines — 0.3%

Southwest Airlines Co., 5.10%, 5/1/2006	238,740	240,174

Automobiles & Trucks — 4.4%

DaimlerChrysler NA, 6.40%, 5/15/2006	1,000,000	1,019,701

DaimlerChrysler NA, 7.375%, 9/15/2006	1,000,000	1,035,161

See accompanying notes to the schedules of portfolio investments.

	Principal Amount	Value
General American Transportation, 6.75%, 3/1/2006	1,000,000	1,015,023

		3,069,885

Cruise Lines — 0.7%

Carnival Corp., 3.75%, 11/15/2007	500,000	494,929

Diversified Operations — 2.1%

Cendant Corp., 6.875%, 8/15/2006	1,400,000	1,443,852

Finance & Banking — 15.5%

Countrywide Capital I, 8.00%, 12/15/2026	1,000,000	1,053,295

Countrywide Home Loans, Inc., 4.25%, 12/19/2007	3,000,000	2,995,898

Ford Motor Credit Co., 6.50%, 1/25/2007	1,000,000	1,001,623

Ford Motor Credit Co., 7.20%, 6/15/2007	1,000,000	998,995

General Motors Acceptance Corp., 6.125%, 9/15/2006	1,000,000	996,509

General Motors Acceptance Corp., 6.125%, 2/1/2007	1,000,000	984,713

General Motors Acceptance Corp., 5.11%, 12/1/2014*	750,000	608,839

International Lease Finance Corp., 5.70%, 7/3/2006	700,000	711,236

J.P. Morgan Chase & Co., 6.70%, 11/1/2007	1,000,000	1,056,043

SLM Corp., 5.13%, 1/31/2014*	400,000	403,564

		10,810,715

Financial Services — 1.4%

Preferred Term Securities XVII, 5.18%, 6/23/2035(b)(c)*	1,000,000	1,003,750

Insurance — 4.8%

Allstate Corp., 5.375%, 12/1/2006	500,000	508,205

Mony Group, Inc., 7.45%, 12/15/2005	1,000,000	1,017,950

Prudential Insurance Co., 6.375%, 7/23/2006(b)	800,000	821,842

Unitrin, Inc., 5.75%, 7/1/2007	1,000,000	1,027,151

		3,375,148

Multimedia — 4.6%

Continental Cablevision, 8.875%, 9/15/2005	1,500,000	1,520,876

Cox Enterprises, Inc., 4.375%, 5/1/2008(b)	1,000,000	991,976

Walt Disney Co., 5.50%, 12/29/2006	700,000	712,674

		3,225,526

Oil & Gas — 1.5%

Halliburton Co., 6.00%, 8/1/2006	1,000,000	1,021,354

Telecommunications — 2.5%

Sprint Capital Corp., 7.125%, 1/30/2006	1,024,000	1,044,592

TeleCorp PCS, Inc., 10.625%, 7/15/2010	650,000	689,354

		1,733,946

Utilities — 1.5%

Progress Energy, Inc., 6.75%, 3/1/2006	1,000,000	1,019,535

Total Corporate Bonds (Cost $28,840,829)		28,491,790

Government and Agency Bonds — 0.7%

Federal Home Loan Bank — 0.7%

3.215%, 3/1/2007*	500,000	499,136

Total Government and Agency Bonds (Cost $499,781)		499,136

See accompanying notes to the schedules of portfolio investments.

	Principal Amount	Value
Short Term Investments — 1.6%

Time Deposits — 1.6%

Euro Time Deposit, 1.50%, 6/1/2005	1,140,000	1,140,000

Total Short Term Investments (Cost $1,140,000)		1,140,000

Total Investments (Cost $70,319,481) (a) — 99.4%		69,509,823

Other Assets in Excess of Liabilities — 0.6%		416,302

Net Assets — 100.0%		$69,926,125

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$134,624
Unrealized depreciation	(944,282)

Net unrealized depreciation	$(809,658)

(b)	Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the “Act”). These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act. The Adviser, using procedures approved by the Board of Directors, has deemed these securities to be liquid.

(c)	Denotes fair valued security.

*	Variable Rate Instruments. The rate presented is the rate in effect at May 31, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

See accompanying notes to the schedules of portfolio investments.

Morgan Keegan Select Fund, Inc.

Notes to the Schedule of Portfolio Investments
(Unaudited)

Investment Valuation: Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is primarily traded, or at the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost, which approximates market value. Investments in other open-ended investment companies are valued at net asset value as reported by those investment companies. Investments for which there are no such quotations available, or for which available quotations appear to not accurately reflect their current value, are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Directors.

Investment Transactions: Changes in holdings of portfolio securities for the Short Term Bond Fund (the “Fund”), shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Fund’s daily Net Asset Value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Keegan Select Fund, Inc.

By (Signature and Title)*	/s/ Carter E. Anthony	Carter E. Anthony, President

Date July 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carter E. Anthony	Carter E. Anthony, President

Date July 26, 2005

By (Signature and Title)*	/s/ Joseph C. Weller	Joseph C. Weller, Treasurer

Date July 26, 2005